Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Weighted Average Remaining Lease Terms and Discount Rate

The following is a summary of weighted average remaining lease terms and discount rate for all of the Company’s operating leases:

	December 31, 2025	December 31, 2024
weighted average remaining lease term (years)	1.52	2.49
weighted average discount rate	13%	13%

The components of lease expense and supplemental cash flow information related to leases for the year ended December 31, 2025 and 2024 were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Components of lease expense:
Operating lease cost	$53	$44	$56
	Year ended December 31, 2025	Year ended December 31, 2024
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities	$56	$42

Schedule of Maturities of Lease Liabilities	Maturities of lease liabilities as of December 31, 2025 were as follows:
2026	$60
2027	$32
Total operating lease payments	$92
Less: imputed interest	$(21)
Present value of lease liability	$71